Net financial income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interests and gains on financial assets	€ 1,318	€ 2,437	€ 3,177
Unrealized gains on financials assets	749	1,983	1,648
Foreign exchange gains	5,883	1,658	2,109
Other financial income		0	0
Financial income	7,951	6,079	6,934
Foreign exchange losses	(2,680)	(3,409)	(1,195)
Unrealized losses on financial assets			0
Interest on financial liabilities	(440)	(566)	(640)
Other financial expenses		0	0
Financial expenses	(3,120)	(3,975)	(1,835)
Net financial income (loss)	€ 4,831	€ 2,104	€ 5,099